EQUITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of shares
Number of shares Outstanding	2,334,881	495,306	240,917
Number of warrant granted	0	1,839,575	254,389
Number of warrant forfeited	0	0	0
Number of warrant exercised	0	0	0
Number of shares Outstanding	2,334,937	2,334,881	495,306	240,917
Weighted Average Exercise Price
Weighted Average Exercise Price,Outstanding	$ 8.15	$ 10.40	$ 8
Weighted Average Exercise Price Granted	0	7.46	12.64
Weighted Average Exercise Price Forfeited	0	0	0
Weighted Average Exercise Price Exercised	0	0	0
Weighted Average Exercise Price,Outstanding	$ 8.15	$ 8.15	$ 10.40	$ 8
Weighted Average Life (years)
Weighted Average Life (years), Outstanding	3 years 10 months 20 days	4 years 1 month 20 days	4 years 2 months 23 days	4 years 9 months 29 days
Weighted Average Life (years), Granted		3 years 2 months 23 days	5 years